INCOME TAXES (Details 1) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Federal tax at the statutory rate (34%)		$ 366,130	$ 115,809	$ 135,777	$ (419,758)	$ (45,057)
Benefit from permanent differences:
State income taxes, net of Federal tax benefit			(107,109)			23,448
Bargain purchase gain		(985,608)		(985,608)
Bank-owned life insurance		(31,399)	(61,622)	(63,152)	(63,470)	(60,943)
Change in valuation allowance		465,739	(138,703)	465,739	196,600	209,745
Other, net		258,898	211,625	521,004	$ 286,628	(91,666)
Total income tax expense	$ 15,000	$ 73,760	$ 20,000	$ 73,760		$ 35,527